CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)	CAD ($)	USD ($)	At-the-market agreement CAD ($)	Public Offering CAD ($)	Share Purchase Agreement CAD ($)	Share Capital $ CAD ($)	Share Capital $ At-the-market agreement CAD ($)	Share Capital $ Public Offering CAD ($)	Share Capital $ Share Purchase Agreement CAD ($)	Warrants $ CAD ($)	Contributed Surplus $ CAD ($)	Accumulated Other Comprehensive Income $ CAD ($)	Accumulated Deficit $ CAD ($)
Equity at Dec. 31, 2017	$ 8,283,846					$ 271,710,138				$ 3,617,900	$ 27,028,238	$ 373,730	$ (294,446,160)
Equity at Dec. 31, 2017	8,283,846					271,710,138				3,617,900	27,028,238	373,730	(294,446,160)
Net loss and other comprehensive income	(16,803,451)											233,774	(17,037,225)
Issued pursuant to incentive share award plan	0					109,751					(109,751)
Issued pursuant to stock option plan	123,538					197,245					(73,707)
Issued			$ 620,010	$ 11,606,882	$ 3,314,097		$ 620,010	$ 11,606,882	$ 3,314,097
Issued pursuant to warrant agreement	1,417	$ (330)				1,747				(330)
Share-based compensation	1,415,833										1,415,833
Share issue costs	(2,366,809)					(2,366,809)
Equity at Dec. 31, 2018	6,195,363					285,193,061				3,617,570	28,260,613	607,504	(311,483,385)
Equity at Dec. 31, 2018	6,195,363					285,193,061				3,617,570	28,260,613	607,504	(311,483,385)
Net loss and other comprehensive income	(33,266,291)											(143,403)	(33,122,888)
Issued pursuant to incentive share award plan	0					391,917					(391,917)
Issued			8,476,454	$ 3,314,429	$ 5,403,385		8,476,454	$ 3,314,429	$ 5,403,385
Issued pursuant to warrant agreement	9,152,869					9,152,869
Share-based compensation	1,470,153										1,470,153
Share issue costs	(854,256)					(854,256)
Equity at Dec. 31, 2019	(107,894)					311,077,859				3,617,570	29,338,849	464,101	(344,606,273)
Net loss and other comprehensive income	(22,568,933)											(63,876)	(22,505,057)
Issued pursuant to incentive share award plan	0					732,367					(732,367)
Issued pursuant to stock option plan	241,922					385,022					(143,100)
Issued			$ 40,037,786				$ 40,037,786
Issued pursuant to warrant agreement	6,332,778					6,332,778
Share-based compensation	2,558,974										2,558,974
Share issue costs	(1,741,640)					(1,741,640)
Equity at Dec. 31, 2020	$ 24,752,993					$ 356,824,172				$ 3,617,570	$ 31,022,356	$ 400,225	$ (367,111,330)